Postretirement Benefit and Post Employment Obligations	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Postretirement Benefit and Post Employment Obligations
Postretirement Benefit and Post Employment Obligations
The postretirement benefit and postemployment obligations as of December 31, 2015 and 2014 are as follows:

(in US$ millions)	2015	2014
Postretirement benefit obligation	6.9	9.4
Post-employment obligation	2.2	2.1
Employment obligation	0.5	0.3
Total postretirement benefit and post-employment obligation	9.6	11.8

(a) Postretirement Benefit Obligation
The Partnership has two defined benefit pension plans (Netherlands and Belgium) covering a total of 158 employees (2014 : 164). The cost of providing the defined benefit pension is determined based upon independent actuarial valuations and several actuarial market assumptions. Under accounting standards for postretirement benefits (ASC Topic 715), the Partnership recognizes the overfunded or underfunded status of each of its defined benefit pension as an asset or liability on the consolidated balance sheets.

The plans’ benefit obligations, fair value of plan assets, and unfunded status as of December 31, 2015 and December 31, 2014 were as follows:

(in US$ millions)	2015	2014
Change in benefit obligation
Benefit obligation at beginning of the year	17.0	17.0
Service cost	0.5	0.5
Interest cost	0.3	0.5
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	—	(0.1)
Actuarial (gain)/loss	(1.1)	1.9
Plan amendments	—	—
Benefits paid	(1.0)	(0.9)
Curtailments	—	—
Effect of foreign currency exchange rate changes	(1.8)	(2.0)
Transfers	(0.1)	—
Benefit obligation at the end of the year	13.9	17.0
Change in plan assets
Fair value of plan assets at the beginning of the year	7.6	6.0
Actual return of plan assets	0.2	2.1
Administrative expenses/taxes paid	—	(0.1)
Employer contributions	1.1	1.0
Plan participants’ contribution	0.1	0.1
Benefits paid	(1.0)	(0.9)
Transfers	(0.1)	—
Effect of foreign currency exchange rate changes	(0.9)	(0.6)
Fair value of plan assets at the end of the year	7.0	7.6
Unfunded status at the end of the year	(6.9)	(9.4)

Amounts recognized in accumulated other comprehensive income consist of net actuarial gains (losses) of $0.6 million for the year ended December 31, 2015 and $(0.1) million for the year ended December 31, 2014. The accumulated benefit obligation for the pension plan was $13.9 million and $17.0 million at December 31, 2015 and December 31, 2014, respectively. Estimated net periodic pension cost for the year 2016 amounts to $0.8 million.
Components of net periodic benefit cost recognized in 2015, 2014 and 2013 were:

(in US$ millions)	2015	2014	2013
Service cost	0.6	0.6	0.7
Interest cost	0.3	0.5	0.5
Expected return on plan assets	(0.3)	(0.2)	(0.2)
Amortization of net (gain) loss	0.2	0.2	0.3
Net periodic benefit cost	0.8	1.1	1.3

Weighted average assumptions used to determine benefit obligations and net periodic benefit cost for December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Assumptions used to determine benefit obligations
Discount rate	1.95% - 2.35%	2.00% - 2.35%
Rate of compensation increase	2.00%	3.00% - 3.50%
Assumptions used to determine net periodic pension cost
Discount rate	2.00% - 2.35%	3.35% - 3.60%
Expected long-term rate of return on plan assets	3.25% - 5.30%	3.25% - 5.30%
Rate of compensation increase	2.00%	3.00% - 3.50%

The expected long-term rate of return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories. The return is based exclusively on historical returns, without adjustments.
The Partnership’s investment strategy for its pension plan assets not invested in guaranteed investment contracts is to maintain a diversified portfolio of asset classes with the primary goal of meeting long-term cash requirements as they become due. Assets are primarily invested in diversified funds that hold equity or debt securities to maintain the security of the funds while maximizing the returns within the investment policy. The investment policy specifies the type of investment vehicles appropriate for the plan, asset allocation guidelines, criteria for selection of investment managers, procedures to monitor overall investment performance, as well as investment manager performance.
The plan assets of the Belgium defined benefit plan are arranged in a Guaranteed Investment Contract (“GIC”) with an insurance company. The contract is an investment in which the fund manager holds or invests in single group annuity contracts issued directly to the retirement plan. The plan receives a direct guarantee of principal and accrued interest from the insurance company. The contract guarantees a fixed rate of return of 3.25% regardless of the performance of the underlying assets, which the insurance company holds within their account.

Target asset allocation	2015	2014
Equity securities	0.3%	0.7%
Bonds	0.4%	1.1%
Derivatives	—%	0.1%
Guaranteed Investment Contract	99.3%	98.1%

The Partnership’s retirement plan assets are reported at fair value. Level 1 assets include investments in publicly traded equity securities, bonds and cash and cash equivalents. These securities (or the underlying investments of the funds) are actively traded and valued using quoted prices for identical securities from the market exchanges.

A GIC is a stable value fund, which is classified as Level 3. The plan assets are valued at fair value by discounting the related future payments based on current yields of similar instruments with comparable duration considering the creditworthiness of the issuer. The movement in Level 3 assets for 2015 and 2014 was as follows:

Level 3 Assets
(in US$ millions)
Beginning balance at January 1, 2014	5.9
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	1.5
Purchases, sales, issuances, settlement, net	0.1
Ending balance at December 31, 2014	7.5
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	(0.6)
Purchases, sales, issuances, settlement, net	0.1
Ending balance at December 31, 2015	7.0

The asset allocations of the Partnership's pension benefits as of December 31, 2015 and December 31, 2014 were as follows:

	Fair value measurement at December 31, 2015
	Plan assets
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity securities	—	—	—	—
Bonds	—	—	—	—
Guaranteed Investment Contract	7.0	—	—	7.0
	7.0	—	—	7.0

	Fair value measurement at December 31, 2014
	Plan assets
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity securities	0.1	0.1	—	—
Bonds	—	—	—	—
Guaranteed Investment Contract	7.5	—	—	7.5
	7.6	0.1	—	7.5

Expected contributions to the benefit plan during the upcoming year amount to $1.0 million, comprising of $0.9 million of Partnership contributions and $0.1 million of participant contributions.

The benefits expected to be paid from the pension plan in each of the five years 2016 through 2020 are $0.6 million, $0.5 million, $0.4 million, $0.5 million and $0.4 million respectively. The aggregate benefits expected to be paid in each of the five years from 2020 through 2024 are $5.6 million. The expected benefits are based on the same assumptions used to measure the Partnership’s benefit obligation at December 31, and include estimated future employee service.

(b) Post-employment Obligation
Related to the Partnership’s operations in the United Arab Emirates, employees within those legal entities are entitled to a payment upon termination of their employment contracts. This payment is based on the number of years of service provided to their employer and is calculated based on the salary earned at the moment of termination.
The related liability has been determined by actuarial calculations using employee specific data such as the average length of service of 6.12 years, (2014: 5.91) average salary increase of 5% (2014: 2-3%), and a discount rate of 2.5% (2014: 2%). The total liability amounts to $2.2 million as of December 31, 2015 and $2.1 million as of December 31, 2014.
(c) Defined Contribution Plan Expenses
The Partnership contributed $2.4 million, $3.0 million and $2.3 million as a cost for the defined contribution plans in the years ended December 31, 2015, 2014and 2013, respectively.